REVENUES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
REVENUES

NOTE 23 – REVENUES:

Revenue streams:

	Year Ended December 31
	2023	2022	2021

Revenues from services:
Revenues from services	$1,730	$1,364	$1,548
Revenues from leasing	433	341	387
Precision metal parts:
Revenues from sales of precision metal parts	3,084	3,958	-
Smart Carts:
Revenues from smart carts project	6,128	3,688	750
	11,375	9,351	2,685

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)